UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     February 19, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $92,876 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2641    22960 SH       SOLE                    22960
AMERICAN EXPRESS            cs                  025816109     3640    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                  026874107     9012   124928 SH       SOLE                   124928
ANNALY MORTGAGE MGMT INC    cs                  035710409     1104    65000 SH       SOLE                    65000
AOL TIME WARNER             cs                  00184A105     1548    65475 SH       SOLE                    65475
CISCO SYSTEMS               cs                  17275R102     8756   517207 SH       SOLE                   517207
COCA COLA                   cs                  191216100     5589   106950 SH       SOLE                   106950
DELL COMPUTER               cs                  247025109     1330    50950 SH       SOLE                    50950
DISNEY WALT                 cs                  254687106     4906   212550 SH       SOLE                   212550
ELI LILLY                   cs                  532457108     4151    54475 SH       SOLE                    54475
FIRST DATA CORP             cs                  319963104     1254    14375 SH       SOLE                    14375
GENERAL ELECTRIC            cs                  369604103    10288   274700 SH       SOLE                   274700
GOLDMAN SACHS GROUP         cs                  38141G104     1230    13625 SH       SOLE                    13625
HOME DEPOT                  cs                  437076102     4143    85225 SH       SOLE                    85225
IMPAC MORTGAGE HLDGS INC    cs                  45254P102     1526   162000 SH       SOLE                   162000
INTEL CORP.                 cs                  458140100    13247   435625 SH       SOLE                   435625
JOHNSON & JOHNSON           cs                  478160104     1289    19850 SH       SOLE                    19850
JP MORGAN CHASE             cs                  46624E405     2479    69550 SH       SOLE                    69550
MFA MORTGAGE INVMNTS        cs                  55272X102     1092   122000 SH       SOLE                   122000
MICROSOFT                   cs                  594918104     1776    29450 SH       SOLE                    29450
MOTOROLA INC.               cs                  620076109     1578   111150 SH       SOLE                   111150
PFIZER                      cs                  717081103    10075   253511 SH       SOLE                   253511
TEXAS INSTRUMENTS           cs                  882508104      222     6700 SH       SOLE                     6700